CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from operating activities:
Net (loss)/income	$ (105,204)	$ 13,437	$ (102,341)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	143,938	106,178	77,045
Amortization of deferred drydocking and special survey costs	6,070	5,800	7,426
Impairment loss	129,630		71,509
Write off of finance and other costs			1,084
Amortization of finance costs	14,314	9,700	1,340
Exit fees accrued on debt	2,762	1,592
Payments for drydocking and special survey costs deferred	(9,308)	(7,218)	(3,122)
Gain on sale of vessels	(830)		(1,916)
Stock based compensation	139	2,182	1,685
Change in fair value of warrants		2,253
Amortization of deferred realized losses on interest rate swaps	3,524	1,575	473
Unrealized (gain)/loss on derivatives	739	(10,537)	48,406
Realized losses on cash flow hedges deferred in Other Comprehensive Loss	(7,035)	(31,320)	(38,504)
(Increase)/decrease in:
Accounts receivable	435	(64)	(380)
Inventories	(1,544)	(6,269)	(2,265)
Prepaid expenses	605	113	(368)
Due from related parties	(3,536)	1,978	(2,459)
Other assets, current and non-current	(7,338)	(10,352)	(13,857)
Increase/(decrease) in:
Accounts payable	(1,162)	396	4,905
Accrued liabilities	(1,218)	(15,853)	27,544
Unearned revenue	(1,546)	(4,404)	1,857
Other liabilities, current and long-term	3,123	305	730
Net cash provided by operating activities	166,558	59,492	78,792
Cash flows from investing activities:
Vessels under construction and vessels additions	(375,424)	(644,593)	(589,512)
Net proceeds from sale of vessels and deposits received	5,635		1,764
Net cash used in investing activities	(369,789)	(644,593)	(587,748)
Cash flows from financing activities:
Proceeds from long-term debt	266,920	482,286	437,399
Payments on long-term debt	(48,124)	(45,369)	(208,751)
Payments on Vendor financing	(10,857)
Proceeds from equity issuance			200,000
Treasury stock purchased			(50)
Deferred finance costs	(100)	(30,287)	(7,421)
(Increase)/decrease in restricted cash	(342)	(2)	195,564
Net cash provided by financing activities	207,497	406,628	616,741
Net increase/(decrease) in cash and cash equivalents	4,266	(178,473)	107,785
Cash and cash equivalents, beginning of year	51,362	229,835	122,050
Cash and cash equivalents, end of year	55,628	51,362	229,835
Supplementary Cash Flow information
Cash paid for interest, net of capitalized interest	84,847	53,741	38,590
Non-cash capitalized interest on vessels under construction		1,401	8,557
Non-cash other predelivery expenses on vessels under construction		410
Final installments for delivered vessels financed under Vendor Financing arrangement	124,855	65,145
Non-cash deferred financing fees	$ 86	$ 56,519	$ 3,505